BONDS PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule Of Bonds Payable [Table Text Block]
	September 30, 2014	December 31, 2013
Classified as current liabilities
5% Participating zero coupon bonds repayable on September 30, 2015	$1,725,000	$-

Classified as non-current liabilities
5 % Participating zero coupon bonds repayable on September 30, 2015	-	1,725,000
	$1,725,000	$1,725,000

	2013	2012

5% Participating zero coupon bonds repayable on September 30, 2015	$1,725,000	$-